Summary of Significant Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company is on a fiscal year ending December 31; as such the year ended December 31, 2018 is referred to as “fiscal 2018”, the year ended December 31, 2017 is referred to as “fiscal 2017”, and the year ended December 31, 2016 is referred to as “fiscal 2016”.

The accompanying consolidated financial statements are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the U.S. Securities and Exchange Commission (“SEC”) rules. The Company included all adjustments that are necessary for the fair presentation of our financial position, results of operations, and cash flows for the periods presented. This basis of accounting differs in certain material respects from that used for the preparation of the books of account of the Company, which are prepared in accordance with the accounting principles and the relevant financial regulations applicable to enterprises with limited liabilities established in the PRC (“PRC GAAP”), the accounting standards used in the places of their domicile. The accompanying consolidated financial statements reflect necessary adjustments not recorded in the books of account of the Company to present them in conformity with U.S. GAAP.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts for AGM Holdings and all its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The Company includes the following:

●	AGM Group Holdings Inc., a British Virgin Islands company limited by shares ("AGM Holdings");

●	AGM Technology Limited, a Hong Kong SAR limited company ("AGM HK") and a wholly-owned subsidiary of AGM Holdings;

●	AGM Group Ltd., a Belize limited liability company ("AGM Belize") and formerly a wholly-owned subsidiary of AGM Holdings. It's discontinued operation since the Company sold 90% of its equity to Mr. Zhentao, a related party, on September 5, 2018;

●	Shenzhen AnGaoMeng Financial Technology Service Co., Ltd. ("AGM Shenzhen"), a wholly foreign-owned enterprise ("WFOE") formed under the laws of the People's Republic of China (the "PRC") and a wholly-owned subsidiary of AGM HK;

●	Beijing AnGaoMeng Technology Service Co., Ltd. ("AGM Beijing"), a PRC company and a wholly-owned subsidiary of AGM Shenzhen;

●	Nanjing XinGaoMeng Software Technology Co., Ltd. ("AGM Nanjing"), a PRC company and a wholly-owned subsidiary of AGM Shenzhen;

●	AGM Software Service LTD ("AGM Software"), a British Virgin Islands company limited by shares and a wholly-owned subsidiary of AGM Holdings;

●	AGMTrade UK LTD ("AGM UK"), a company incorporated under the law of England and Wales, limited by shares and a wholly-owned subsidiary of AGM Holdings;

●	AGM Trade Global PTY LTD ("AGM Australia"), an Australia company, limited by shares and a wholly-owned subsidiary of AGM Holdings;

●	AGMClub Service Limited ("AGMClub"), a Hong Kong SAR limited company and a wholly-owned subsidiary of AGM Holdings.

●	AGM Global Asset Management Limited ("AGM Global"), a Cayman limited company and a wholly-owned subsidiary of AGM Holdings.

Foreign Currency Translation

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollar ("$"), which is the reporting currency of the Company. The functional currency of AGM Holdings, AGM Belize, AGM HK, AGM Software, AGM UK, AGM Australia, AGMClub, and AGM Global are United States dollar. The functional currency of AGM Beijing, AGM Shenzhen and AGM Nanjing are Renminbi ("RMB"). For the subsidiaries whose functional currencies are RMB, results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of income.

The consolidated balance sheet balances, with the exception of equity at December 31, 2018, 2017 and 2016 were translated at RMB6.8764, RMB6.5064 and RMB6.9437 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of income and cash flows for the year ended December 31, 2018, 2017 and 2016 were RMB6.6146, RMB6.7570 and RMB6.6430 to $1.00, respectively.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, allowance for doubtful accounts, and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents are financial assets that are either cash or highly liquid investments with an original maturity term of 90 days or less. At December 31, 2018, the Company's cash equivalents primarily consist cash in various financial institutions.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 825 requires the disclosure of the estimated fair value of financial instruments including those financial instruments for which fair value option was not elected.

The Company’s financial instruments mainly include cash and cash equivalents, transaction monetary assets held for clients, mark to market assets for open trading positions, net accounts receivable, prepaid expenses and other current assets, accounts payable, deposits payable, mark to market liabilities for open trading positions, accrued expenses and other current liabilities, advance from customers, and income tax payable. The carrying values of these financial instruments approximate their fair values due to short-term maturities.

Accounts Receivable

Accounts Receivable

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required.

The Company maintains allowances for doubtful accounts for estimated losses from the receivable amount that cannot be collected. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. In determining these estimates, the Company examines historical write-offs of its receivables and reviews each client’s account to identify any specific customer collection issues.

Cost method investment

Cost method investment

Investments in which the Company does not have the ability to exercise significant influence and does not have any control (generally 0-20 percent ownership), are accounted for under the cost method of accounting and are included in the long-term assets on the consolidated balance sheets. The Company evaluates its cost method investment whenever events or changes in circumstance indicate that the carrying amounts of such investment may be impaired. If a decline in the value of a cost method investment is determined to be other than temporary, a loss is recorded in the current period.

Equity method investment

Equity method investment

Investments in which the Company has the ability to exercise significant influence, but do not control, are accounted for under the equity method of accounting and are included in the long-term assets on the consolidated balance sheets. Under this method of accounting, the Company’s share of the net earnings or losses of the investee is presented below the income tax line on the consolidated statements of operations. The Company evaluates its equity method investment whenever events or changes in circumstance indicate that the carrying amounts of such investment may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in the current period.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Identifiable significant improvements are capitalized and expenditures for maintenance, repairs, and betterments, including replacement of minor items, are charged to expense.

Depreciation is computed based on cost, less the estimated residual value, if any, using the straight-line method over the estimated useful life. The residual value rate and useful life of property and equipment are summarized as follows:

Category	Residual value rate	Useful life
Electronic equipment	5%	3 years
Office equipment	5%	5 years

Acquired Intangible Assets with Finite Lives

Acquired Intangible Assets with Finite Lives

Acquired intangible assets with finite lives are stated at cost less accumulated amortization. Intangible assets mainly represent the purchased software copyrights and are amortized on a straight-line basis over an estimated life of ten years.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and carrying amount.

Lease Commitments

Lease Commitments

The Company has adopted FASB Accounting Standard Codification, or ASC 840. If the lease terms meet one or all of the following four criteria, it will be classified as a capital lease, otherwise, it is an operating lease: (1) The lease transfers the title to the lessee at the end of the term; (2) the lease contains a bargain purchase option; (3) the lease term is equal to 75% of the estimated economic life of the leased property or more; (4) the present value of the minimum lease payment in the term equals or exceeds 90% of the fair value of the leased property.

Payments made under operating leases are charged to the consolidated statements of income on a straight-line basis over the lease period.

Revenue Recognition

Revenue Recognition

The Company adopted ASU 2014-09, Topic 606 on January 1, 2018, using the modified retrospective method. ASC 606 requires the use of a new five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company derived revenues through two operating lines: (i) Online Trading and Computer Support Service; and (ii) program trading application technology and management service. Prior to September 5, 2018, the Company also derived revenues by conducting forex trading brokerage business.

Revenue from Online Trading and Computer Support Service mainly consists of revenues from website maintaining and software developing focusing on database analysis and monitoring, as well as service fees for usages of online trading application based on trading volumes of the forex trading brokerage transactions, initial trading application setup fees and ongoing service support fees.

Revenue from program trading application technology and management service refers to the commission on profit or loss of client’s investment managed by our intelligent trading system.

The Company record revenues from Online Trading and Computer Support Service and program trading application technology and management service as service revenues.

Revenue from forex trading brokerage business includes forex trading brokerage fees and commissions which are recorded as discontinued operations

Online Trading and Computer Support Service

Revenue from computer program technical support and solution services is recognized when the monthly maintaining services are delivered in the case of website maintaining, or when a software module is developed in accordance with the requirements stated in sales contacts and accepted by customers in a case of software developing. In either situation, the price is predetermined in contracts, and the collectability is reasonably assured.

Revenue for usages of online trading application is recognized based on the monthly trading volumes incurred by the clients during the fiscal year. Revenue for service support is recognized ratably over the contract term beginning on the commencement of date of each contact. Revenue for initial application setup is recognized when the physical work of the initial application setup has been completed.

The agreements the Company enters into with clients to deliver online trading access application services generally include multiple deliverables, including online multiple-account trading management services, initial trading application setup and ongoing service support. Each of these deliverables has a stated price in the service agreement with the client. These three service deliverables are separated into different units of accounting and their relative selling prices are based on their stated prices in the agreements. The Company determines the relative selling prices for the three deliverables based on their stated prices in the agreement because the online multiple-account trading management services and ongoing support services, which are the last two undelivered elements, will be both delivered on a monthly basis upon the commencement of the agreement. The initial setup service is the element that will be delivered first and whose consideration is insignificant compared to the last two elements. As such, the Company has determined that whether or not a Vendor Specific Objective Price (“VSOE”) is established and used for each of the deliverable will not have material impacts to the Company revenue recognition.

Program trading application technology and management service

The revenue of program trading application technology and management service is recognized when services have been rendered and accepted, the commission is determinable based on the realized return or loss of investment under management, and collectability is reasonably assured at the month end.

The Company reports revenues net of applicable sales taxes and related surcharges.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred. The costs primarily consist of the wage expenses incurred to continuously improve and upgrade the Company’s services. Research and development expenses of the years ended December 31, 2018, 2017 and 2016 were $993,220, $398,188 and $289,487, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the provision of ASC 740-10, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company evaluates its uncertain tax positions in accordance with ASC 740. The Company initially recognize the financial statement effects of a tax position when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. The term more likely than not means a likelihood of more than 50%; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold shall consider the facts, circumstances, and information available at the reporting date. The level of evidence that is necessary and appropriate to support the Company’s assessment of the technical merits of a tax position is a matter of judgment that depends on all available information. In making the assessment, the Company considers the potential outcomes of examinations by tax authorities in determining the adequacy of our provision for income taxes.

Tax positions are evaluated in a two-step process. The Company first determines whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigations based on the technical merits of that position. The second step is to measure the tax benefit as the largest amount of the benefit that is greater than 50% likely of being realized upon ultimate settlement.

Interests and penalties related to unrecognized tax benefits are recorded in Provision for income taxes of the Consolidated Statements of Operations and Comprehensive Income.

Comprehensive Income

Comprehensive Income

ASC 220 “Comprehensive Income” established standards for reporting and display of comprehensive income, its components and accumulated balances. Components of comprehensive income include net income and foreign currency translation adjustments. For the years ended December 31, 2018, 2017 and 2016, the only component of accumulated other comprehensive income was foreign currency translation adjustments.

Related Party Transactions

Related Party Transactions

A related party is generally defined as (i) any person and or their immediate family hold 10% or more of the company’s securities (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk are cash and cash equivalents, transaction monetary assets held for clients, mark to market assets for open trading positions, and accounts receivable arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions or trading platforms. The Company routinely assesses the financial strength of the customer and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on the net earnings and financial position.
Earnings per Ordinary Share

Earnings per Ordinary Share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period.

Selling and Marketing

Selling and Marketing

Selling and marketing costs are related to promoting, advertising, and other marketing activities, and are expensed as incurred. For the years ended December 31, 2018, 2017 and 2016, the selling and marketing expenses were $91,468, $695,412 and $0, respectively.

Segment Reporting

Segment Reporting

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker has been identified as the chief executive officer of the Company who reviews financial information of separate operating segments based on U.S. GAAP. The chief operating decision maker now reviews results analyzed by customer. This analysis is only presented at the revenue level with no allocation of direct or indirect costs. Consequently, the Company has determined that it has only one operating segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In March 2019, the FASB issued ASU 2019-01, Leases (Topic 842) Codification Improvements, which provides clarification on implementation issues associated with adopting ASU 2016-02. The implementation issues noted in ASU 2019-01 include determining the fair value of the underlying asset by lessors that are not manufacturers or dealers, presentation on the statement of cash flows for sales-type and direct financing leases, and transition disclosures related to Topic 250, Accounting Changes and Error Corrections. We will apply the guidance, if applicable, as of January 1, 2019, the date we adopted ASU 2016-02. We are currently evaluating the impact of this ASU on our financial position, results of operations, cash flows, or presentation thereof.

In October 2018, the FASB issued ASU 2018-17, Targeted Improvements to Related Party Guidance for Variable Interest Entites, that changes the guidance for determining whether a decision-making fee paid to a decision makers and service providers are variable interests. The guidance is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. We will adopt this standard on its effective date of January 1, 2020. We do not expect the adoption of this ASU to have a material impact on our consolidated financial position, results of operations, cash flows, or presentation thereof.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, with early adoption permitted. We will adopt this standard on its effective date of January 1, 2020. We are currently evaluating the impact of this ASU on our financial position, results of operations, cash flows, or presentation thereof.

In August 2018, the FASB issued ASU 2018-13 to modify the disclosure requirements on fair value measurements. The amendments are effective beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until the effective date. Most amendments should be applied retrospectively, but certain amendments will be applied prospectively. The Company is in the process of assessing the impact of the standard on the Company’s fair value disclosures. However, the standard is not expected to have an impact on the Company’s consolidated financial position, results of operations and cash flows.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, we have not determined whether implementation of such proposed standards would be material to our consolidated financial statements.